Borrowings and Debt Securities : Local debt securities and Foreign debt securities (Details)
€ in Thousands, ¥ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 AUD ($)
Debt Instrument [Line Items]
Bonds issued		₩ 51,232,007	₩ 50,838,270
Less : Discount on debt securities		(85,306)	(88,633)
Add : Premium on debt securities		82	156
Less : Current portion of debt securities		(7,961,182)	(7,825,310)
Add : Current portion of discount on debt securities		3,882	1,753
Total		43,189,483	42,926,236
Local Debt securities [Member]
Debt Instrument [Line Items]
Bonds issued		41,972,708	39,722,708
Less : Discount on debt securities		(37,816)	(34,667)
Less : Current portion of debt securities		(5,200,000)	(5,650,010)
Add : Current portion of discount on debt securities		923	728
Total		₩ 36,735,815	₩ 34,038,759
Electricity Bonds 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2009.12.03~ 2017.12.14	2009.12.03~ 2017.12.14
Debt Instrument, Maturity Date, Description		2018.01.07~ 2037.09.18	2018.01.07~ 2037.09.18
Interest rate (%)		1.62~5.45	1.62~5.45
Bonds issued		₩ 20,700,000	₩ 19,860,000
Electricity Bonds 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.06.25	2013.06.25
Debt Instrument, Maturity Date, Description		2018.06.25	2018.06.25
Interest rate (%)		3M CD+0.31	3M CD+0.31
Bonds issued		₩ 150,000	₩ 310,000
Corporate bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	2009.05.04~ 2017.11.10	2009.05.04~ 2017.11.10
Debt Instrument, Maturity Date, Description	[1]	2018.01.18~2047.10.17	2018.01.18~2047.10.17
Interest rate (%)	[1]	1.36~5.84	1.36~5.84
Bonds issued	[1]	₩ 21,122,708	₩ 19,552,708
Foreign Debt securities [Member]
Debt Instrument [Line Items]
Bonds issued		9,259,299	11,115,562
Less : Discount on debt securities		(47,490)	(53,966)
Add : Premium on debt securities		82	156
Less : Current portion of debt securities		(2,761,182)	(2,175,300)
Add : Current portion of discount on debt securities		2,959	1,025
Total		₩ 6,453,668	₩ 8,887,477
FY-96 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1996.04.01~1996.12.06	1996.04.01~1996.12.06
Debt Instrument, Maturity Date, Description		2026.12.06~2096.04.01	2026.12.06~2096.04.01
Interest rate (%)		6.00~8.37	6.00~8.37
Bonds issued		₩ 266,854	₩ 300,999		$ 249,070						$ 249,068
FY-97 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1997.01.31~1997.08.04	1997.01.31~1997.08.04
Debt Instrument, Maturity Date, Description		2027.02.01~2027.08.01	2027.02.01~2027.08.01
Interest rate (%)		6.75~7.00	6.75~7.00
Bonds issued		₩ 337,188	₩ 380,335		314,717						314,717
FY-04 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2004.04.23	2004.04.23
Debt Instrument, Maturity Date, Description		2034.04.23	2034.04.23
Interest rate (%)		5.13	5.13
Bonds issued		₩ 307,406	₩ 346,743		286,920						286,920
FY-08 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2008.11.27	2008.11.27
Debt Instrument, Maturity Date, Description		2018.11.27	2018.11.27
Interest rate (%)		4.19	4.19
Bonds issued		₩ 189,822	₩ 207,362	¥ 20,000,000						¥ 20,000,000
FY-11 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2011.07.13	2011.07.13~2011.07.29
Debt Instrument, Maturity Date, Description		2021.07.13	2017.01.30~2021.07.13
Interest rate (%)		4.75	3.63~4.75
Bonds issued		₩ 535,700	₩ 966,800		500,000						800,000
FY-12 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.09.19	2012.05.10~2012.09.19
Debt Instrument, Maturity Date, Description		2022.09.19	2017.05.10~2022.09.19
Interest rate (%)		3	2.50~3.13
Bonds issued		₩ 803,550	₩ 2,114,875		750,000						1,750,000
FY-13_1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.02.05~2013.11.27	2013.02.05~2013.11.27
Debt Instrument, Maturity Date, Description		2018.02.05~2018.11.27	2018.02.05~2018.11.27
Interest rate (%)		1.88~2.88	1.88~2.88
Bonds issued		₩ 2,035,660	₩ 2,296,150		1,900,000						1,900,000
FY-13_2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.09.26~2013.10.23	2013.09.26~2013.10.23
Debt Instrument, Maturity Date, Description		2019.03.26~2019.04.23	2019.03.26~2019.04.23
Interest rate (%)		1.50~1.63	1.50~1.63
Bonds issued		₩ 437,888	₩ 472,532			SFr 400,000						SFr 400,000
FY-13_3 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.09.25	2013.09.25
Debt Instrument, Maturity Date, Description		2020.09.25	2020.09.25
Interest rate (%)		5.75	5.75
Bonds issued		₩ 271,427	₩ 283,416				$ 325,000						$ 325,000
FY-13_4 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.02.20~2013.07.25	2013.02.20~2013.07.25
Debt Instrument, Maturity Date, Description		2018.02.20~2018.07.25	2018.02.20~2018.07.25
Interest rate (%)		3M Libor+0.84~1.50	3M Libor+0.84~1.50
Bonds issued		₩ 535,700	₩ 604,250		500,000						500,000
FY-14_1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2014.02.11~2014.12.02	2014.02.11~2014.12.02
Debt Instrument, Maturity Date, Description		2019.02.11~2029.07.30	2019.02.11~2029.07.30
Interest rate (%)		2.38~3.57	2.38~3.57
Bonds issued		₩ 1,607,100	₩ 1,812,750		1,500,000						1,500,000
FY-14_2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2014.01.28~2014.07.31
Debt Instrument, Maturity Date, Description			2017.01.28~2017.07.31
Interest rate (%)			3M Libor+0.55~1.05
Bonds issued			₩ 604,250								500,000
FY-15 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2015.06.15	2015.06.15
Debt Instrument, Maturity Date, Description		2025.06.15	2025.06.15
Interest rate (%)		3.25	3.25
Bonds issued		₩ 321,420	₩ 362,550		300,000						300,000
FY-16 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2016.01.21	2016.01.21
Debt Instrument, Maturity Date, Description		2021.07.21	2021.07.21
Interest rate (%)		2.50	2.50
Bonds issued		₩ 321,420	₩ 362,550		300,000						$ 300,000
FY-17_1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.04.12~2017.07.25
Debt Instrument, Maturity Date, Description		2020.04.12~2027.07.25
Interest rate (%)		2.38~3.13
Bonds issued		₩ 1,178,540			$ 1,100,000
FY-17_2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.10.30
Debt Instrument, Maturity Date, Description		2037.10.30
Interest rate (%)		1.70
Bonds issued		₩ 51,170						€ 40,000
FY-17_3 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.11.16
Debt Instrument, Maturity Date, Description		2037.11.16
Interest rate (%)		2.36
Bonds issued		₩ 58,454							kr 450,000

[1]	Corporate Bonds of HeeMang Sunlight Power Co., Ltd (￦2,697 million) can be redeemed every March 31 after five years from its issue date, March 31, 2016.